Statements of operations (USD $)	12 Months Ended			110 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Revenue	$ 0	$ 0	$ 0	$ 0
Operating expenses
Consulting fees	0	19,093	38,343	220,288
Management fees (Note 5)	100,000	0	200,000	300,000
Foreign exchange (gain) loss	(7,821)	9,708	12,785	8,579
Investor relations	1,320	76,855	0	78,175
Office and miscellaneous	3,190	13,773	10,628	36,840
Professional fees	14,476	3,711	13,019	238,850
Rent (Note 5)	0	0	15,512	54,644
Transfer agent fees	870	1,792	10,326	12,988
Travel	12,952	30,257	36,462	87,415
Recovery of expenses	0	(74,970)	0	(74,970)
Total operating expenses	124,987	80,219	337,075	962,809
Loss before other income (expense)	(124,987)	(80,219)	(337,075)	(962,809)
Other income (expense)
Interest expense	0	0	0	(9,527)
Write-off of loan payable	0	0	215,280	215,280
Total other income (expense)	0	0	215,280	205,753
Loss from continuing operations	(124,987)	(80,219)	(121,795)	(757,056)
Loss from discontinued operations	0	0	0	(1,937,912)
Net loss for the period	$ (124,987)	$ (80,219)	$ (121,795)	$ (2,694,968)
Net loss per share, basic and diluted	$ (0.01)	$ 0.00	$ 0.00
Weighted average number of shares outstanding	14,522,727	35,225,062	28,322,054